Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net Income	$ 94,097	$ 86,872	$ 54,878
Other comprehensive income/(loss):
Foreign currency translation (loss)/gain	(396)	311	(215)
Total comprehensive Income	93,701	87,183	54,663
Total comprehensive income attributable to:
Stockholders of Navigator Holdings Ltd.	85,175	82,566	53,263
Non-controlling interests	8,526	4,617	1,400
Total comprehensive Income	$ 93,701	$ 87,183	$ 54,663